Stock Options and Warrant (Details 4) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Research and development	$ 792,000	$ 276,000
Stock Option Plan [Member]
Research and development	284,000	14,000
General and administrative	507,000
Stock based compensation expense	$ 791,000	$ 14,000